16. SATELLITES, PROPERTY AND OTHER EQUIPMENT	12 Months Ended
Dec. 31, 2017
Satellites Property And Other Equipment
SATELLITES, PROPERTY AND OTHER EQUIPMENT

16. SATELLITES, PROPERTY AND OTHER EQUIPMENT

	Satellites	Property and other equipment	Assets under construction	Total
Cost as at January 1, 2016	$3,213,581	$233,675	$48,057	$3,495,313
Additions	—	1,736	227,222	228,958
Disposals/retirements	—	(12,100)	—	(12,100)
Reclassifications and transfers from assets under construction	—	6,130	(6,130)	—
Impact of foreign exchange	(10,478)	(233)	1,619	(9,092)
Cost as at December 31, 2016 and January 1, 2017	3,203,103	229,208	270,768	3,703,079
Additions	—	3,270	139,212	142,482
Disposals/retirements	—	(2,982)	—	(2,982)
Reclassifications and transfers from assets under construction	—	11,816	(11,816)	—
Impact of foreign exchange	(22,925)	(2,092)	(21,199)	(46,216)
Cost as at December 31, 2017	$3,180,178	239,220	376,965	3,796,363
Accumulated depreciation and impairment as at January 1, 2016	$(1,438,995)	$(131,053)	$—	$(1,570,048)
Depreciation	(209,804)	(14,969)	—	(224,773)
Disposals/retirements	—	9,535	—	9,535
Impact of foreign exchange	(2,522)	140	—	(2,382)
Accumulated depreciation and impairment as at December 31, 2016 and January 1, 2017	(1,651,321)	(136,347)	—	(1,787,668)
Depreciation	(206,439)	(14,619)	—	(221,058)
Disposals/retirements	—	2,564	—	2,564
Impact of foreign exchange	568	1,078	—	1,646
Accumulated depreciation and impairment as at December 31, 2017	$(1,857,192)	$(147,324)	$—	$(2,004,516)
Net carrying values
As at December 31, 2016	$1,551,782	$92,861	$270,768	$1,915,411
As at December 31, 2017	$1,322,986	$91,896	$376,965	$1,791,847

Substantially all of the Company’s satellites, property and other equipment have been pledged as security as a requirement of the Company’s Senior Secured Credit Facilities as at December 31, 2017 and 2016 (Note 24).

Borrowing costs

Borrowing costs of $18.3 million were capitalized for the year ended December 31, 2017 (December 31, 2016 — $6.3 million, December 31, 2015 — $9.3 million). The average capitalization rate was 5% (5% in 2016 and 2015), representing the Company’s weighted average cost of debt. Of the total capitalized borrowing costs, $1.2 million was capitalized to intangible assets for the year ended December 31, 2017 (December 31, 2016 — $0.3 million, December 31, 2015- $nil) with the remaining balance capitalized to satellites, property and other equipment.

Impairment

No impairment was recognized for the years ended December 31, 2017, 2016 and 2015.

Joint arrangements

Telesat International Limited (“TIL”) and APT entered into agreements relating to the Telstar 18 VANTAGE satellite currently under construction, which are accounted for as a joint operation, whereby TIL’s interest is 42.5%. Telesat (IOM) Limited (“TIOM”) and ViaSat Inc. entered into agreements relating to the ViaSat-1 satellite, which are accounted for as a joint operation, whereby TIOM owns the Canadian payload on the ViaSat-1 Satellite.